VIKING MUTUAL FUNDS

The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Viking Mutual Funds filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 30, 2015 (Accession No. 0001082744-15-000032), which is incorporated herein by reference.